Loss per share	6 Months Ended
Jun. 30, 2023
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Loss per share
6. Loss per share
Basic loss per share is calculated by dividing the loss attributable for the period to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is based on dividing the loss attributable for the period, adjusted for the effect of dilutive ordinary shares, by ordinary share equivalents, which includes the weighted average number of ordinary shares outstanding and the effect of dilutive ordinary share equivalents.

	Six months ended June 30, 2023 £’000	Six months ended June 30, 2022 £’000

Numerator – Basic loss per share (£’000)
Loss attributable to equity holders of the parent	(11,030)	(19,158)
Denominator – Basic loss per share
Weighted average number of ordinary shares	627,087,752	583,892,445
Loss per share – basic (£)	(0.02)	(0.03)
Numerator – Diluted loss per share (£’000):
Loss attributable to equity holders of the parent	(11,030)	(19,158)
Effect of dilutive ordinary shares	—	—
Numerator – Diluted loss per share	(11,030)	(19,158)
Denominator – Diluted loss per share:
Number of ordinary shares used for basic loss per share	627,087,752	583,892,445
Weighted average effect of dilutive ordinary shares	—	—
Weighted average number of diluted ordinary shares outstanding	627,087,752	583,892,445
Loss per share – diluted (£)	(0.02)	(0.03)
For both periods, share options, convertible loan notes and warrants were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share. Therefore, the weighted average shares outstanding used to calculate both the basic and diluted loss per share was the same.